Capital Structure	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Capital Structure

(13) Capital Structure

In December 2020, the Company cancelled 280,000,000 ordinary shares related to the 521 Plan since the 521 Plan was cancelled in December 2020 (see more details in Note 19(b)).

On January 10, 2019, the Company had granted an additional 6.5 million ADS (the equivalent of 130,000,000 ordinary shares) at US$25.6 per ADS (the equivalent of US$1.28 per ordinary share) to the Participants, of which the 1,423,774 ADS was repurchased from open market during 2018 and was held by the Company as treasury shares as of December 31, 2018. Pursuant to the Company’s 521 Plan, 280,000,000 ordinary shares had been purchased by 521 Plan Employee Companies at the weighted average price of US$1.37 per ordinary share and 178,475,480 shares of which were recorded as treasury shares as of December 31, 2018 and 2019.

During 2019, the Company has purchased and cancelled an aggregate of 2,511,191 ADSs (the equivalent of 50,223,820 ordinary shares), representing 4.7% of the total shares outstanding as of December 31, 2019, at an average price of approximately US$28.2 per ADS for a total amount of approximately RMB484,015, under its share buyback program to repurchase up to US$200 million ADSs by December 31, 2019, as previously announced by its board of directors in March 2019.

During 2019, the Company issued 640,000 new shares for the exercise of options, representing 0.1% of the total shares outstanding as of December 31, 2019.